Income Taxes - Effects of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Accrued enterprise taxes	¥ (34)	¥ 665
Accrued expenses	3,333	3,814
Accrued pension and severance costs	504	548
Allowance for doubtful accounts	222	343
Inventories	14,439	15,377
Net operating loss carryforwards	12,187	14,440
Property and equipment basis differences	3,532	3,697
Asset retirement obligations	1,294	1,236
Deferred revenue	1,156	414
Investments in affiliate	1,334	1,335
Other	2,353	2,706
Gross deferred tax assets	40,320	44,575
Less valuation allowance	(7,095)	(9,487)
Total deferred tax assets	33,225	35,088
Deferred tax liabilities:
Intangible assets	(13,573)	(14,634)
Investments in subsidiaries	(1,169)	(1,139)
Other	(927)	(1,486)
Gross deferred tax liabilities	(15,669)	(17,259)
Net deferred tax assets	¥ 17,556	¥ 17,829